Segment Information - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) Customer	Dec. 31, 2021 EUR (€) Customer
Disclosure of operating segments [line items]
Number of external customers exceeded 10% group's revenue | Customer		0	0
Revenue	€ 1,085,354	€ 983,680	€ 843,920
External Customers
Disclosure of operating segments [line items]
Revenue	1,085,354	983,680	843,920
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Disclosure of operating segments [line items]
Revenue	881,337	801,237	695,172
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	879,288	799,652	694,038
Engineering | Operating Segments
Disclosure of operating segments [line items]
Revenue	372,807	299,500	218,861
Engineering | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	206,066	184,028	149,882
Total Segments | Operating Segments
Disclosure of operating segments [line items]
Revenue	1,254,144	1,100,737	914,033
Total Segments | Operating Segments | External Customers
Disclosure of operating segments [line items]
Revenue	€ 1,085,354	€ 983,680	€ 843,920
Total Segments | Operating Segments | Customer
Disclosure of operating segments [line items]
Percentage of revenue	11.40%
Revenue	€ 123,600